Payden Emerging Markets Corporate Bond Fund
1
Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (101%)
Argentina (ARS) (0%
)
2,000,000 YPF SA 144A, 16.50%, 5/09/22 ARS (a)(b) $ 18
Argentina (USD) (1%
)
275,000 Pampa Energia SA 144A, 7.38%, 7/21/23 (a) 265
255,000 Provincia de Buenos Aires Government Bonds ,
3.00%, 9/01/37  81
346
Austria (USD) (1%
)
230,000 Klabin Austria GmbH 144A, 3.20%, 1/12/31 (a) 208
200,000 Klabin Austria GmbH 144A, 5.75%, 4/03/29 (a) 216
200,000 Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a) 219
643
Bahamas (USD) (0%
)
245,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a) 237
Bermuda (USD) (4%
)
234,513 Digicel Group Holdings Ltd. 144A, 8.00%,
4/01/25 (a) 218
110,049 Digicel Group Holdings Ltd. , 10.00%, 4/01/24  110
850,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 802
200,000 Ooredoo International Finance Ltd. 144A,
5.00%, 10/19/25 (a) 221
520,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 544
1,895
Brazil (USD) (3%
)
430,000 BRF SA 144A, 5.75%, 9/21/50 (a) 406
310,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.446%), 3.88%, 4/15/31 (a)(c) 294
200,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.822%), 4.50%, 11/21/29 (a)(c) 198
336,619 Prumo Participacoes e Investimentos S/A 144A,
7.50%, 12/31/31 (a) 356
456,905 USJ-Acucar e Alcool S/A 144A, 9.88%,
11/09/23 (a)(d) 235
1,489
Canada (CAD) (0%
)
125,000 NuVista Energy Ltd. 144A, 7.88%, 7/23/26
CAD (a)(b) 103
Canada (USD) (1%
)
240,000 IAMGOLD Corp. 144A, 5.75%, 10/15/28 (a) 226
200,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(e) 200
250,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 248
674
Cayman Islands (USD) (9%
)
125,000 AAdvantage Loyalty IP Ltd. Term Loan 1L,
(LIBOR USD 3-Month + 4.750%), 5.50%,
4/20/28 (f) 130
669,262 Bioceanico Sovereign Certificate Ltd. 144A,
2.44%, 6/05/34 (a)(g) 502
200,000 Country Garden Holdings Co. Ltd. , 5.40%,
5/27/25 (e) 174
855,000 Dar Al-Arkan Sukuk Co. Ltd. , 6.88%,
2/26/27 (e) 880
Principal
or Shares Security Description
Value
(000)
600,000 DP World Salaam , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.750%), 6.00% (c)(e)(h) $ 643
405,000 Energuate Trust 144A, 5.88%, 5/03/27 (a) 413
200,000 Kaisa Group Holdings Ltd. , 9.75%, 9/28/23 (e) 55
200,000 Kaisa Group Holdings Ltd. , 11.50%, 1/30/23 (e) 55
280,000 Logan Group Co. Ltd. , 4.25%, 7/12/25 (e) 207
200,000 MAF Global Securities Ltd. , (5 yr. Swap Semi
30/360 USD + 3.476%), 5.50% (c)(e)(h) 202
270,000 Melco Resorts Finance Ltd. 144A, 5.38%,
12/04/29 (a) 259
98,900 Odebrecht Oil & Gas Finance Ltd. 144A,
0.00% (a)(g)(h) –
210,000 Sands China Ltd. , 5.40%, 8/08/28  217
215,000 Shimao Group Holdings Ltd. , 5.60%, 7/15/26 (e) 100
200,000 Vale Overseas Ltd. , 6.25%, 8/10/26  229
430,000 Wynn Macau Ltd. 144A, 5.63%, 8/26/28 (a) 394
4,460
Chile (USD) (2%
)
220,000 Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a) 202
192,472 Celeo Redes Operacion Chile SA 144A, 5.20%,
6/22/47 (a) 221
260,000 Chile Electricity PEC SpA 144A, 3.13%,
1/25/28 (a)(g) 211
200,000 LA Construccion SA 144A, 4.75%, 2/07/32 (a) 196
200,000 VTR Comunicaciones SpA 144A, 4.38%,
4/15/29 (a) 194
1,024
Colombia (USD) (3%
)
215,000 Banco de Bogota SA 144A, 6.25%, 5/12/26 (a) 228
200,000 Bancolombia SA , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.944%),
4.63%, 12/18/29 (c) 199
610,000 Colombia Telecomunicaciones SA ESP 144A,
4.95%, 7/17/30 (a) 585
520,000 Ecopetrol SA , 5.38%, 6/26/26  538
1,550
Cyprus (USD) (0%
)
200,000 MHP SE 144A, 7.75%, 5/10/24 (a) 183
Czech Republic (USD) (0%
)
200,000 Energo-Pro AS 144A, 8.50%, 2/04/27 (a) 203
Egypt (USD) (0%
)
200,000 Egypt Government International Bond 144A,
7.63%, 5/29/32 (a) 180
France (USD) (1%
)
425,000 Altice France SA 144A, 5.13%, 7/15/29 (a) 395
Georgia (USD) (2%
)
410,000 Georgia Global Utilities JSC 144A, 7.75%,
7/30/25 (a) 435
620,000 Silknet JSC , 11.00%, 4/02/24 (e) 667
1,102
Guatemala (USD) (0%
)
200,000 CT Trust 144A, 5.13%, 2/03/32 (a) 204
India (USD) (8%
)
640,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 624
255,000 Adani Green Energy UP Ltd./Prayatna
Developers Pvt. Ltd./Parampujya Solar Energy
144A, 6.25%, 12/10/24 (a) 272

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
196,000 Adani International Container Terminal Pvt. Ltd.
144A, 3.00%, 2/16/31 (a) $ 185
420,000 Adani Ports & Special Economic Zone Ltd.
144A, 5.00%, 8/02/41 (a) 419
195,563 Adani Renewable Energy RJ Ltd./Kodangal Solar
Parks Pvt. Ltd./Wardha Solar Maharash 144A,
4.63%, 10/15/39 (a) 190
226,250 Adani Transmission Ltd. 144A, 4.25%,
5/21/36 (a) 228
405,300 JSW Hydro Energy Ltd. 144A, 4.13%,
5/18/31 (a) 379
250,000 Reliance Industries Ltd. 144A, 3.63%,
1/12/52 (a) 237
410,000 ReNew Power Ltd. 144A, 6.45%, 9/27/22 (a) 413
410,000 ReNew Power Pvt. Ltd. 144A, 5.88%,
3/05/27 (a) 416
210,000 Shriram Transport Finance Co. Ltd. 144A,
4.40%, 3/13/24 (a) 207
620,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) 626
225,000 Summit Digitel Infrastructure Pvt. Ltd. 144A,
2.88%, 8/12/31 (a) 210
4,406
Indonesia (USD) (1%
)
200,000 Cikarang Listrindo Tbk PT 144A, 4.95%,
9/14/26 (a) 201
200,000 Cikarang Listrindo Tbk PT , 4.95%, 9/14/26 (e) 202
403
Ireland (USD) (1%
)
250,000 C&W Senior Financing DAC 144A, 6.88%,
9/15/27 (a) 261
220,000 Credit Bank of Moscow Via CBOM Finance PLC
144A, 3.88%, 9/21/26 (a) 183
444
Isle of Man (USD) (0%
)
70,000 AngloGold Ashanti Holdings PLC , 6.50%,
4/15/40  83
Israel (USD) (3%
)
410,000 Bank Hapoalim BM 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.155%), 3.26%, 1/21/32 (a)(c)(e) 401
610,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631%), 3.28%, 1/29/31 (a)(c)(e) 601
260,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(e) 256
220,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(e) 236
250,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(c)(e) 245
1,739
Jersey (USD) (1%
)
310,000 Galaxy Pipeline Assets Bidco Ltd. 144A, 2.63%,
3/31/36 (a) 292
Kazakhstan (KZT) (0%
)
70,000,000 Development Bank of Kazakhstan JSC 144A,
8.95%, 5/04/23 KZT (a)(b) 158
Luxembourg (USD) (5%
)
220,000 B2W Digital Lux Sarl 144A, 4.38%,
12/20/30 (a) 195
Principal
or Shares Security Description
Value
(000)
405,221 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) $ 397
230,000 Hidrovias International Finance SARL 144A,
4.95%, 2/08/31 (a) 211
302,231 JBS USA LUX SA Term Loan B 1L, (LIBOR
USD 1-Month + 2.000%), 2.11%, 5/01/26 (f) 302
250,000 MHP Lux SA 144A, 6.95%, 4/03/26 (a) 224
200,000 Millicom International Cellular SA 144A,
4.50%, 4/27/31 (a) 196
180,000 Millicom International Cellular SA 144A,
5.13%, 1/15/28 (a) 183
220,000 Movida Europe SA 144A, 5.25%, 2/08/31 (a) 193
220,000 Petrorio Luxembourg Trading Sarl 144A, 6.13%,
6/09/26 (a) 216
210,000 Rumo Luxembourg Sarl 144A, 5.25%,
1/10/28 (a)(i) 216
260,000 Unigel Luxembourg SA 144A, 8.75%,
10/01/26 (a) 276
230,000 Usiminas International Sarl 144A, 5.88%,
7/18/26 (a) 237
2,846
Marshall Islands (USD) (1%
)
331,632 Nakilat Inc. 144A, 6.07%, 12/31/33 (a) 399
Mauritius (USD) (4%
)
200,000 Greenko Power II Ltd. 144A, 4.30%,
12/13/28 (a) 196
300,000 Greenko Solar Mauritius Ltd. 144A, 5.95%,
7/29/26 (a) 312
250,000 India Cleantech Energy 144A, 4.70%,
8/10/26 (a) 249
200,000 MTN Mauritius Investments Ltd. 144A, 4.76%,
11/11/24 (a) 206
820,000 Network i2i Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.277%), 5.65% (a)(c)(h) 850
1,813
Mexico (MXN) (0%
)
2,200,000 Mexican Bonos Series M 20, 8.50%, 5/31/29
MXN (b) 112
1,600,000 Mexican Bonos Series M 30, 8.50%, 11/18/38
MXN (b) 82
194
Mexico (USD) (10%
)
200,000 Alsea SAB de CV 144A, 7.75%, 12/14/26 (a) 208
200,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(c)(h) 192
415,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.035%), 6.88% (a)(c)(h) 419
200,000 Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.995%), 5.95%, 10/01/28 (a)(c) 208
210,000 BBVA Bancomer SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.650%), 5.13%, 1/18/33 (a)(c) 212
630,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534%), 5.13% (a)(c)(h) 633
640,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 599

Principal
or Shares Security Description
Value
(000)
220,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
3.63%, 5/13/31 (a) $ 214
270,000 Electricidad Firme de Mexico Holdings SA de
CV 144A, 4.90%, 11/20/26 (a) 265
220,000 Grupo Axo SAPI de CV 144A, 5.75%,
6/08/26 (a) 220
200,000 Grupo Bimbo SAB de CV 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.280%), 5.95% (a)(c)(h) 206
205,000 Mexico City Airport Trust 144A, 3.88%,
4/30/28 (a) 208
204,926 Mexico Generadora de Energia S de rl 144A,
5.50%, 12/06/32 (a) 218
220,000 Orbia Advance Corp. SAB de CV 144A, 1.88%,
5/11/26 (a) 212
75,000 Petroleos Mexicanos , 5.63%, 1/23/46  59
60,000 Petroleos Mexicanos , 6.49%, 1/23/27  63
200,000 Petroleos Mexicanos 144A, 6.70%, 2/16/32 (a) 198
600,000 Trust Fibra Uno 144A, 4.87%, 1/15/30 (a) 620
210,000 Trust Fibra Uno 144A, 6.39%, 1/15/50 (a) 236
5,190
Netherlands (USD) (6%
)
210,000 Equate Petrochemical BV 144A, 2.63%,
4/28/28 (a) 206
635,000 Minejesa Capital BV 144A, 5.63%, 8/10/37 (a) 630
180,614 MV24 Capital BV 144A, 6.75%, 6/01/34 (a) 180
130,000 Petrobras Global Finance BV , 5.60%, 1/03/31  134
415,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 361
200,000 Prosus NV 144A, 4.99%, 1/19/52 (a) 196
500,000 Teva Pharmaceutical Finance Netherlands III BV ,
4.75%, 5/09/27  484
645,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.75%, 3/01/28 (i) 686
200,000 VEON Holdings BV 144A, 3.38%, 11/25/27 (a) 183
3,060
Nigeria (USD) (0%
)
216,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a) 217
Panama (USD) (2%
)
620,000 AES Panama Generation Holdings SRL 144A,
4.38%, 5/31/30 (a) 618
221,241 UEP Penonome II SA 144A, 6.50%, 10/01/38 (a) 232
850
Paraguay (USD) (2%
)
865,000 Telefonica Celular del Paraguay SA 144A,
5.88%, 4/15/27 (a) 895
Peru (USD) (0%
)
220,000 Auna SAA 144A, 6.50%, 11/20/25 (a) 221
Qatar (USD) (1%
)
275,160 Ras Laffan Liquefied Natural Gas Co. Ltd. 3
144A, 5.84%, 9/30/27 (a) 304
Russian Federation (RUB) (0%
)
9,150,000 Russian Federal Bond - OFZ Series 6224, 6.90%,
5/23/29 RUB (b) 104
Singapore (USD) (1%
)
446,625 Continuum Energy Levanter Pte Ltd. 144A,
4.50%, 2/09/27 (a) 443
Spain (USD) (3%
)
660,000 AI Candelaria Spain SA 144A, 5.75%,
6/15/33 (a) 612
Principal
or Shares Security Description
Value
(000)
855,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/
Prime Energia SpA 144A, 5.38%, 12/30/30 (a) $ 755
1,367
Sri Lanka (USD) (0%
)
250,000 Sri Lanka Government International Bond 144A,
6.85%, 11/03/25 (a) 129
SUPRANATIONAL (USD) (1%
)
200,000 Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc. 144A, 5.25%, 8/15/27 (a) 197
215,000 Promigas SA ESP/Gases del Pacifico SAC 144A,
3.75%, 10/16/29 (a) 207
404
Thailand (USD) (1%
)
420,000 Bangkok Bank PCL 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.729%), 5.00% (a)(c)(h) 429
Turkey (USD) (1%
)
310,000 Turkiye Sise ve Cam Fabrikalari AS 144A,
6.95%, 3/14/26 (a) 320
200,000 Ulker Biskuvi Sanayi AS 144A, 6.95%,
10/30/25 (a) 191
511
Ukraine (USD) (0%
)
215,000 Ukraine Government International Bond 144A,
7.75%, 9/01/26 (a) 189
United Arab Emirates (USD) (5%
)
928,233 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 1,069
280,000 Emirates Semb Corp. Water & Power Co. PJSC
144A, 4.45%, 8/01/35 (a)(i) 318
200,000 First Abu Dhabi Bank PJSC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.138%), 4.50% (c)(e)(h) 207
415,000 NBK Tier 1 Financing 2 Ltd. , (6 yr. Swap Semi
30/360 USD + 2.832%), 4.50% (c)(e)(h) 417
290,000 NBK Tier 1 Ltd. 144A, (6 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.875%), 3.63% (a)(c)(h) 283
310,000 Sweihan PV Power Co. PJSC 144A, 3.63%,
1/31/49 (a) 300
2,594
United Kingdom (EGP) (0%
)
1,600,000 HSBC Bank PLC 144A, 14.37%, 10/22/25
EGP (a)(b) 102
United Kingdom (USD) (4%
)
200,000 Energean PLC 144A, 6.50%, 4/30/27 (a) 195
450,000 Jaguar Land Rover Automotive PLC 144A,
5.50%, 7/15/29 (a) 435
300,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 275
840,000 Vedanta Resources Finance II PLC 144A, 8.95%,
3/11/25 (a) 800
200,000 Vedanta Resources Finance II PLC 144A,
13.88%, 1/21/24 (a) 210
1,915
United States (EGP) (1%
)
5,000,000 Citigroup Global Markets Holdings Inc. 144A,
0.00%, 2/17/22 EGP (a)(b)(g) 317

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
United States (IDR) (1%
)
6,700,000,000 JPMorgan Chase Bank N.A. (Indonesia Treasury
Bond) 144A, 8.25%, 5/17/36 IDR (a)(b) $ 517
United States (USD) (10%
)
175,000 California Resources Corp. 144A, 7.13%,
2/01/26 (a) 182
420,000 Coral U.S.  Co.-Borrower LLC Term Loan B6
1L, (LIBOR USD 1-Month + 3.000%), 3.11%,
10/01/29 (f) 419
200,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 205
250,000 Crocs Inc. Term Loan B 1L, (LIBOR USD
1-Month + 3.500%), 4.00%, 1/27/29 (f) 249
250,000 Directv Financing LLC/Directv Financing Co.-
Obligor Inc. 144A, 5.88%, 8/15/27 (a) 251
200,000 General Motors Financial Co. Inc. A, (3 mo.
LIBOR USD + 3.598%), 5.75% (c)(h) 212
200,000 IRB Holding Corp. 144A, 6.75%, 2/15/26 (a) 204
215,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 210
250,000 McGraw-Hill Education Inc. 144A, 5.75%,
8/01/28 (a) 238
230,000 MercadoLibre Inc. , 3.13%, 1/14/31  207
635,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
3-Month + 6.750%), 7.25%, 7/21/29 (f) 634
200,000 Minerva Merger Sub Inc. 144A, 6.50%,
2/15/30 (a) 200
200,000 Sasol Financing USA LLC , 6.50%, 9/27/28  211
100,000 Southwestern Energy Co. , 4.75%, 2/01/32  100
285,000 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 3.750%), 3.86%, 4/25/43 (a)(c) 290
200,000 Stillwater Mining Co. 144A, 4.00%,
11/16/26 (a) 192
100,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A, 8.50%,
10/15/26 (a) 103
510,000 Tacala Investment Corp. Term Loan B 2L,
(LIBOR USD 1-Month + 7.500%), 8.25%,
2/05/28 (f) 511
Principal
or Shares Security Description
Value
(000)
200,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) $ 212
275,000 Vistra Corp. 144A, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.740%), 7.00% (a)(c)(h) 274
5,104
Virgin Islands (British) (USD) (1%
)
190,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 193
205,000 Huarong Finance 2019 Co. Ltd. , 3.88%,
11/13/29 (e) 195
388
Total Bonds
(Cost - $54,497) 52,733
Investment Company (2%)
1,113,613 Payden Cash Reserves Money Market Fund*
(Cost - $1,114)  1,114
Total Investments (Cost - $55,611)  (103%)
53,847
Liabilities in excess of Other Assets ( -3% )
(1,338)
Net Assets (100%)
$ 52,509
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(d) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Floating rate security. The rate shown reflects the rate in effect at January 31,
2022. The stated maturity is subject to prepayments.
(g) Yield to maturity at time of purchase.
(h) Perpetual security with no stated maturity date.
(i) All or a portion of these securities are on loan. At January 31, 2022, the total market value of the Fund’s securities on loan is $422 and the total market value of the collateral held by the Fund is $440. Amounts in 000s.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 195
CAD  247 HSBC Bank USA, N.A. 03/17/2022 $ –
USD 127
RUB  9,770 HSBC Bank USA, N.A. 05/18/2022 4
4
Liabilities:
THB 12,790 USD  384 Barclays Bank PLC 02/10/2022 –
USD 382 THB  12,790 Barclays Bank PLC 02/10/2022 (3)
USD 297 IDR  4,312,000 Barclays Bank PLC 05/19/2022 –
USD 212 MXN  4,520 BNP PARIBAS 03/14/2022 (6)
(9)
Net Unrealized Appreciation (Depreciation)
$ (5)

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Short Contracts:
U.S. Treasury 10-Year Note Future 3 Mar-22 $ (384) $ 1 $ 1
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
Protection Bought (Relevant Credit: Federative Republic of
Brazil), Pay 1% Quarterly, Receive upon credit default 06/22/2026 $ 870 $ 39 $ 52 $ (13)
Protection Bought (Relevant Credit: Federative Republic of
Brazil), Pay 1% Quarterly, Receive upon credit default 12/20/2026 565 31 30 1
Protection Bought (Relevant Credit: Markit CDX, North
America), Pay 5% Quarterly, Receive upon credit default 12/20/2026 565 (42) (42) –
$28 $40 $(12)